Annual Fund Operating Expenses - Class 2 Shares - JPMorgan Insurance Trust Core Bond Portfolio - Class 2	May 01, 2021
Operating Expenses:
Management Fees	0.40%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.81%